Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

(a)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)
					Value of Initial Fixed $100 Investment Based on			Company Selected Measure (CSM):
Year	Summary Compensation Table Total for Principal Executive Officer (PEO) (1)	Compensation Actually Paid (CAP) to PEO (2)	Average Summary Compensation Table Total for Non-PEO NEOs (3)	Average Compensation Actually Paid to Non-PEO NEOs (4)	Company Total Shareholder Return (TSR) (5)	Peer Group TSR (6)	Net Income (in Millions) (7)	Return on Average Assets (8)
2022	$1,328,910	$991,735	$672,157	$534,656	87.32	112.01	$93.41	1.24%
2021	1,402,359	1,697,391	660,875	793,996	119.35	127.67	87.09	1.34%
2020	1,281,359	1,170,072	597,220	584,447	86.18	90.39	68.50	1.22%

Named Executive Officers, Footnote [Text Block]	The dollar amounts reported in column (b) are the amounts of total compensation reported for Mr. Dwight, our Chief Executive Officer, for each corresponding year in the “Total” column of the Summary Compensation Table (“SCT”). See “Executive Compensation – Executive Compensation Tables – Summary Compensation Table for 2022.”The dollar amounts reported in column (d) represent the average of the amounts reported for Horizon’s named executive officers (NEOs) as a group (excluding Mr. Dwight) in the “Total” column of the Summary Compensation Table in each applicable year. The names of each of the NEOs (excluding Mr. Dwight) included for purposes of calculating the average amounts in each applicable year are as follows: (i) for 2022, Mark E. Secor, Thomas M. Prame, Kathie A. DeRuiter, and Lynn M. Kerber (ii) for 2021, James D. Neff, Mark E. Secor, Dennis J. Kuhn, and Kathie A. DeRuiter; and (iii) for 2020, James D. Neff, Mark E. Secor, Dennis J. Kuhn, and Kathie A. DeRuiter.
Peer Group Issuers, Footnote [Text Block]	Peer Group TSR the SNL Micro Cap Bank Index is illustrated.Total Shareholder Return of Horizon and Total Shareholder Return of Peer GroupThe Company’s TSR over the three year period presented in the table is aligned with compensation actually paid when comparing the TSR of the peer group presented over the three years presented in the table. The Company’s TSR during the three years presented in the table, representing the Company’s financial performance, industry performance and market conditions as compared to the companies comprising the peer group were directionally consistent. For more information regarding the Company’s performance and the companies that the Compensation Committee considers when determining compensation, refer to “Compensation Discussion and Analysis.”
PEO Total Compensation Amount	$ 1,328,910	$ 1,402,359	$ 1,281,359
PEO Actually Paid Compensation Amount	$ 991,735	1,697,391	1,170,072
Adjustment To PEO Compensation, Footnote [Text Block]

Compensation Actually Paid to PEO
Year	Salary (A)	Stock Awards (B)	Non–Equity Incentive Plan Compensation (C)	All Other Compensation (D)	SCT Total (E)	Deductions from SCT Total (F)	Additions to SCT Total (G)	CAP
2022	$635,000	$419,969	$190,500	$83,441	$1,328,910	$(419,969)	$82,794	$991,735
2021	605,000	284,980	438,625	73,754	1,402,359	(284,980)	580,012	1,697,391
2020	585,000	260,000	365,625	70,734	1,281,359	(260,000)	148,713	1,170,072

(A)	The dollar amounts in the “Salary” column are the amounts reported for Mr. Dwight for each corresponding year in the “Salary” column of the Summary Compensation Table.
(B)	The dollar amounts in the “Stock Awards” column are the amounts reported for Mr. Dwight for each corresponding year in the “Stock Awards” column of the SCT.
(C)	The dollar amounts in the “Non-Equity Incentive Plan Compensation” column are the amounts reported for Mr. Dwight for each corresponding year in the “Non-Equity Incentive Plan Compensation” column of the SCT.

(D)	The dollar amounts in the “All Other Compensation” column are the amounts reported for Mr. Dwight for each corresponding year in the “All Other Compensation” column of the SCT.
(E)	The dollar amounts in the “SCT Total” column are the amounts reported for Mr. Dwight for each corresponding year in the “Total” column of the SCT.
(F)	The dollar amounts in the “Deductions from SCT Total” column are the total of the amounts reported for Mr. Dwight in the “Stock Awards” and “Option Awards” columns in the SCT for the applicable year.
(G)	The dollar amount in the “Additions to SCT Total” column reflects the addition (or subtraction, as applicable) of the following equity award adjustments for Mr. Dwight for the applicable year: (i) the year-end fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the year; (ii) the amount of change as of the end of the applicable year (from the end of the prior fiscal year) in fair value of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year; (iii) for awards that are granted and vest in same applicable year, the fair value as of the vesting date; (iv) for awards granted in prior years that vest in the applicable year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value; (v) for awards granted in prior years that are determined to fail to meet the applicable vesting conditions during the applicable year, a deduction for the amount equal to the fair value at the end of the prior fiscal year; and (vi) the dollar value of any dividends or other earnings paid on stock or option awards in the applicable year prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for the applicable year.

Non-PEO NEO Average Total Compensation Amount	$ 672,157	660,875	597,220
Non-PEO NEO Average Compensation Actually Paid Amount	$ 534,656	793,996	584,447
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]

Compensation Actually Paid to Non–PEO
Year	Salary	Stock Awards	Non–Equity Incentive Plan Compensation	All Other Compensation	SCT Total	Deductions from SCT Total	Additions to SCT Total	CAP
2022	$283,549	$253,466	$92,942	$42,200	$672,157	$(253,466)	$115,965	$534,656
2021	322,072	128,829	154,413	55,561	660,875	(128,829)	261,950	793,996
2020	310,733	124,293	104,143	58,051	597,220	(124,293)	111,520	584,447

(5)	TSR for Horizon Bancorp, Inc. cumulative total TSR returns on common share from S&P Global Market Intelligence, respectively for each period.
(6)	Peer Group TSR the SNL Micro Cap Bank Index is illustrated.
(7)	The dollar amounts reported represent the amount of net income reflected in the Company’s audited financial statements for the applicable year.
(8)	The percentages reported represent the amount of net income reflected in the Company’s audited financial statements divided by the reported average assets for the applicable year.

Compensation Actually Paid vs. Total Shareholder Return [Text Block]	Compensation Actually Paid and Total Shareholder ReturnThe amount of compensation actually paid to Mr. Dwight and the average amount of compensation actually paid to the Company’s NEOs as a group (excluding Mr. Dwight) are aligned with the Company’s cumulative TSR over the three years presented in the table. The alignment of compensation actually paid with the Company’s cumulative TSR over the period presented is because a significant portion of the compensation actually paid to Mr. Dwight and to the other NEOs is comprised of equity awards. As described in more detail in the section “Compensation Discussion and Analysis,” the Company targets approximately 35 to 60% of the NEO’s base salary to determine the award value of the NEO’s equity awards, including time-based restricted stock and performance-shares.
Compensation Actually Paid vs. Net Income [Text Block]	Compensation Actually Paid and Net IncomeThe amount of compensation actually paid to Mr. Dwight and the average amount of compensation actually paid to the Company’s NEOs as a group (excluding Mr. Dwight) are generally aligned with the Company’s net income between 2020 and 2021 as presented in the table, but net income increased between 2021 and 2022 while the amount of compensation actually paid to Mr. Dwight and the average amount of compensation actually paid to the Company’s NEOs as a group (excluding Mr. Dwight) decreased. This was primarily the result of the Company’s stock price decreasing during 2022, which is the primary factor in the decreased Additions to SCT Total for 2022 in the tables above.
Compensation Actually Paid vs. Company Selected Measure [Text Block]	Compensation Actually Paid and Return on Average AssetsThe amount of compensation actually paid to Mr. Dwight and the average amount of compensation actually paid to the Company’s NEOs as a group (excluding Mr. Dwight) are generally aligned with the Company’s net income between 2020 and 2021 as presented in the table, but net income increased between 2021 and 2022 while the amount of compensation actually paid to Mr. Dwight and the average amount of compensation actually paid to the Company’s NEOs as a group (excluding Mr. Dwight) decreased. This was primarily the result of the Company’s stock price decreasing during 2022, which is the primary factor in the decreased Additions to SCT Total for 2022 in the tables above.
Tabular List [Table Text Block]

•Revenue

•Return on Average Assets

•Relative TSR (the Company’s TSR as compared to a peer group established by the Compensation Committee)

Total Shareholder Return Amount	$ 87.32	119.35	86.18
Peer Group Total Shareholder Return Amount	112.01	127.67	90.39
Net Income (Loss)	$ 93,410,000	$ 87,090,000.00	$ 68,500,000
Company Selected Measure Amount	0.0124	0.0134	0.0122
PEO Name	Mr. Dwight
Additional 402(v) Disclosure [Text Block]	The dollar amounts reported in column (c) represent the amount of “compensation actually paid” to Mr. Dwight, as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned by or paid to Mr. Dwight during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to Mr. Dwight’s total compensation for each year to determine the compensation actually paid:

Compensation Actually Paid to PEO
Year	Salary (A)	Stock Awards (B)	Non–Equity Incentive Plan Compensation (C)	All Other Compensation (D)	SCT Total (E)	Deductions from SCT Total (F)	Additions to SCT Total (G)	CAP
2022	$635,000	$419,969	$190,500	$83,441	$1,328,910	$(419,969)	$82,794	$991,735
2021	605,000	284,980	438,625	73,754	1,402,359	(284,980)	580,012	1,697,391
2020	585,000	260,000	365,625	70,734	1,281,359	(260,000)	148,713	1,170,072

(A)	The dollar amounts in the “Salary” column are the amounts reported for Mr. Dwight for each corresponding year in the “Salary” column of the Summary Compensation Table.
(B)	The dollar amounts in the “Stock Awards” column are the amounts reported for Mr. Dwight for each corresponding year in the “Stock Awards” column of the SCT.
(C)	The dollar amounts in the “Non-Equity Incentive Plan Compensation” column are the amounts reported for Mr. Dwight for each corresponding year in the “Non-Equity Incentive Plan Compensation” column of the SCT.

(D)	The dollar amounts in the “All Other Compensation” column are the amounts reported for Mr. Dwight for each corresponding year in the “All Other Compensation” column of the SCT.
(E)	The dollar amounts in the “SCT Total” column are the amounts reported for Mr. Dwight for each corresponding year in the “Total” column of the SCT.
(F)	The dollar amounts in the “Deductions from SCT Total” column are the total of the amounts reported for Mr. Dwight in the “Stock Awards” and “Option Awards” columns in the SCT for the applicable year.
(G)	The dollar amount in the “Additions to SCT Total” column reflects the addition (or subtraction, as applicable) of the following equity award adjustments for Mr. Dwight for the applicable year: (i) the year-end fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the year; (ii) the amount of change as of the end of the applicable year (from the end of the prior fiscal year) in fair value of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year; (iii) for awards that are granted and vest in same applicable year, the fair value as of the vesting date; (iv) for awards granted in prior years that vest in the applicable year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value; (v) for awards granted in prior years that are determined to fail to meet the applicable vesting conditions during the applicable year, a deduction for the amount equal to the fair value at the end of the prior fiscal year; and (vi) the dollar value of any dividends or other earnings paid on stock or option awards in the applicable year prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for the applicable year.
The dollar amounts reported in column (e) represent the average amount of “compensation actually paid” to the NEOs as a group (excluding Mr. Dwight), as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual average amount of compensation earned by or paid to the NEOs as a group (excluding Mr. Dwight) during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to average total compensation for the NEOs as a group (excluding Mr. Dwight) for each year to determine the compensation actually paid, using the same methodology described above in footnote (2) above:

Compensation Actually Paid to Non–PEO
Year	Salary	Stock Awards	Non–Equity Incentive Plan Compensation	All Other Compensation	SCT Total	Deductions from SCT Total	Additions to SCT Total	CAP
2022	$283,549	$253,466	$92,942	$42,200	$672,157	$(253,466)	$115,965	$534,656
2021	322,072	128,829	154,413	55,561	660,875	(128,829)	261,950	793,996
2020	310,733	124,293	104,143	58,051	597,220	(124,293)	111,520	584,447

(5)	TSR for Horizon Bancorp, Inc. cumulative total TSR returns on common share from S&P Global Market Intelligence, respectively for each period.
(6)	Peer Group TSR the SNL Micro Cap Bank Index is illustrated.
(7)	The dollar amounts reported represent the amount of net income reflected in the Company’s audited financial statements for the applicable year.
(8)	The percentages reported represent the amount of net income reflected in the Company’s audited financial statements divided by the reported average assets for the applicable year.
Analysis of the Information Presented in the Pay versus Performance Table

In accordance with Item 402(v) of Regulation S-K, the Company is providing the following descriptions of the relationships between information presented in the Pay Versus Performance table.

PEO Salary	$ 635,000	$ 605,000	$ 585,000
PEO Equity Incentive Plan Compensation	419,969	284,980	260,000
PEO Non-Equity Incentive Compensation	190,500	438,625	365,625
PEO Other Compensation	83,441	73,754	70,734
Non-PEO NEO Salary	283,549	322,072	310,733
Non-PEO NEO Equity Incentive Plan Compensation	253,466	128,829	124,293
Non-PEO NEO Non-Equity Incentive Compensation	92,942	154,413	104,143
Non-PEO NEO Other Compensation	$ 42,200	55,561	58,051
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	•Revenue
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	•Return on Average Assets
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	•Relative TSR (the Company’s TSR as compared to a peer group established by the Compensation Committee)
PEO [Member] | Deductions [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (419,969)	(284,980)	(260,000)
PEO [Member] | Additions [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	82,794	580,012	148,713
Non-PEO NEO [Member] | Deductions [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(253,466)	(128,829)	(124,293)
Non-PEO NEO [Member] | Additions [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 115,965	$ 261,950	$ 111,520